Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation on Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	Net Income ($)(4)
2024	4,707,634	5,096,643	1,182,928	1,298,923	192.59	22,050,000
2023	2,638,016	2,903,210	788,596	898,562	192.85	35,663,000
2022	2,526,698	2,451,820	743,683	714,211	107.39	22,037,000

Named Executive Officers, Footnote	From 2022 to 2024, Mr. Quinn was the Company’s PEO and our remaining NEOs consisted of Messrs. Kalani, Coradi, Metz and Holt.
PEO Total Compensation Amount	$ 4,707,634	$ 2,638,016	$ 2,526,698
PEO Actually Paid Compensation Amount	$ 5,096,643	2,903,210	2,451,820
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K as applied to smaller reporting companies and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with the following adjustments:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)	Equity Award Adjustments($)(a)	Compensation Actually Paid to PEO ($)
2024	4,707,634	(1,299,226)	1,688,235	5,096,643
2023	2,638,016	(454,992)	720,186	2,903,210
2022	2,526,698	(365,121)	290,243	2,451,820
The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO and non-PEO NEOs during each of the years in question. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Year End Fair Value of Equity Awards in the Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO ($)	Total Equity Award Adjustments for PEO ($)
2024	1,304,048	119,299	317,923	(53,035)	—	—	1,688,235
2023	559,261	147,792	—	13,133	—	—	720,186
2022	338,113	(42,250)	—	(5,620)	—	—	290,243

Non-PEO NEO Average Total Compensation Amount	$ 1,182,928	788,596	743,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,298,923	898,562	714,211
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K as applied to smaller reporting companies and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with the following adjustments:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Equity Award Adjustments($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,182,928	(445,209)	561,204	1,298,923
2023	788,596	(173,748)	283,714	898,562
2022	743,683	(147,965)	118,493	714,211

Year	Average Year End Fair Value of Equity Awards for Non-PEO NEOs ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year Non-PEO NEOs ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year Non-PEO NEOs ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year Non-PEO NEOs ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation Non-PEO NEOs ($)	Total Equity Award Adjustments ($)
2024	448,885	46,768	107,463	(41,912)	—	—	561,204
2023	213,565	68,608	—	1,541	—	—	283,714
2022	137,020	(15,328)	—	(3,199)	—	—	118,493

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 192.59	192.85	107.39
Net Income (Loss)	$ 22,050,000	$ 35,663,000	$ 22,037,000
PEO Name	Mr. Quinn	Mr. Quinn	Mr. Quinn
Additional 402(v) Disclosure	Represents the total shareholder return of an investment of $100 in Company Common Stock on December 31, 2022 through December 31, 2024, assuming the reinvestment of dividends on the date of payment without commissions (“Total Shareholder Return”).Excluding the impact of certain merger and other non-recurring expenses, Adjusted Net Income was $52.0 million, $36.6 million and $34.8 million for the years ended December 31, 2024, 2023 and 2022 respectively. See Annex B for a reconciliation of 2024 Adjusted Net Income to GAAP.
Adjusted Net Income Loss	$ 52,000,000.0	$ 36,600,000	$ 34,800,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,299,226)	(454,992)	(365,121)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,688,235	720,186	290,243
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,304,048	559,261	338,113
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,299	147,792	(42,250)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,923	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,035)	13,133	(5,620)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,209)	(173,748)	(147,965)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	561,204	283,714	118,493
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,885	213,565	137,020
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,768	68,608	(15,328)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,463	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,912)	1,541	(3,199)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0